11 Intangible assets and goodwill (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		R$ 1,312,338	R$ 1,312,338
Intangible assets and goodwill, balance at end		2,573,010	1,312,338		R$ 1,312,338
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		459,409
Intangible assets and goodwill, balance at end		810,656	459,409
Education Content [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		12,429
Intangible assets and goodwill, balance at end		9,613	12,429
Developed technology [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		4,853
Intangible assets and goodwill, balance at end		9,965	4,853
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		30,961
Intangible assets and goodwill, balance at end		71,512	30,961
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		703,772
Intangible assets and goodwill, balance at end		1,451,270	703,772
Computer Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		4,853
Intangible assets and goodwill, balance at end		9,965	4,853
Educational Platform And Software In Progress [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		13,373
Intangible assets and goodwill, balance at end		21,964	13,373
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		197,707
Intangible assets and goodwill, balance at end		197,707	197,707
Developed technology [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning
Intangible assets and goodwill, balance at end		323
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		1,361,640	688,494		6,633
Additions		19,649	122,775	[1],[2]	3,053
Disposal		(460)
Business combinations		1,303,730	550,371		678,808
Intangible assets and goodwill, balance at end		2,684,559	1,361,640		688,494
Cost [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		459,409	169,535
Additions	[1],[2]		4,030
Business combinations		351,247	285,844		169,535
Intangible assets and goodwill, balance at end		810,656	459,409		169,535
Cost [Member] | Education Content [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		17,305
Business combinations			17,305
Intangible assets and goodwill, balance at end		17,305	17,305
Cost [Member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		32,111
Business combinations		42,903	32,111
Intangible assets and goodwill, balance at end		75,014	32,111
Cost [Member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		703,772	445,616
Additions	[1],[2]		108,000
Business combinations		747,498	150,156		445,616
Intangible assets and goodwill, balance at end		1,451,270	703,772		445,616
Cost [Member] | Computer Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		9,389	8,288		6,633
Additions		4,175	1,101	[1],[2]	1,301
Disposal		(460)
Business combinations		3,117			354
Intangible assets and goodwill, balance at end		16,221	9,389		8,288
Cost [Member] | Educational Platform And Software In Progress [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		14,241	1,752
Additions		15,474	9,644	[1],[2]	1,752
Business combinations		484	2,845
Intangible assets and goodwill, balance at end		30,199	14,241		1,752
Cost [Member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		125,413	63,303
Amortization		283,539
Business combinations		158,126	62,110		63,303
Intangible assets and goodwill, balance at end		283,539	125,413		63,303
Cost [Member] | Developed technology [member]
Disclosure of detailed information about intangible assets [line items]
Business combinations		355
Intangible assets and goodwill, balance at end		355
Depriciation [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		(49,302)	(6,025)		(1,904)
Amortization		(62,707)	(43,277)		(4,121)
Disposal		460
Intangible assets and goodwill, balance at end		(111,549)	(49,302)		(6,025)
Depriciation [Member] | Education Content [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		(4,876)
Amortization		(2,816)	(4,876)
Disposal
Intangible assets and goodwill, balance at end		(7,692)	(4,876)
Depriciation [Member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		(1,150)
Amortization		(2,352)	(1,150)
Intangible assets and goodwill, balance at end		(3,502)	(1,150)
Depriciation [Member] | Computer Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		(4,536)	(3,080)		(1,904)
Amortization		(2,180)	(1,456)		(1,176)
Disposal		460
Intangible assets and goodwill, balance at end		(6,256)	(4,536)		(3,080)
Depriciation [Member] | Educational Platform And Software In Progress [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		(868)
Amortization		(7,367)	(868)
Intangible assets and goodwill, balance at end		(8,235)	(868)
Depriciation [Member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning		(37,872)	(2,945)
Amortization		(47,960)	(34,927)		(2,945)
Intangible assets and goodwill, balance at end		(85,832)	(37,872)		R$ (2,945)
Depriciation [Member] | Developed technology [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, balance at beginnning
Amortization		(32)
Intangible assets and goodwill, balance at end		R$ (32)

[1]	On August 13, 2019, Afya Brazil entered into a purchase agreement with the shareholders of IPEC for the acquisition of 100% of IPEC. IPEC was a non-operational postsecondary education institution with governmental authorization to offer on-campus post-secondary undergraduate courses in medicine in the State of Para, that commenced its operation in September 2019. Prior to the acquisition date, IPEC has no significant assets and liabilities. The purchase price of R$ 108,000 is comprised of: i) R$ 54,000 paid in cash on the acquisition date ii) R$ 54,000 is payable in two equal instalments of R$ 27,000 payable annually from August 13, 2020 to August 13, 2021, and adjusted by the CDI rate. The instalment due in August 2020 was paid in the total amount of R$28,104.
[2]	The amount of R$4,030 added to goodwill relates to adjustments during the measurement period of the business combination of IESP in respect to amounts to be included as part of the purchase price allocation at acquisition date mainly related to impairment of receivables.